Equity Based Compensation - Schedule of Non- vested Restricted Stock Grants (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2024
Performance Based Awards | 2020 Performance Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	200.00%